Fair Value Measurement (Assets Measured at Fair Value on A Nonrecurring Basis) (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Financial Instruments [Line Items]
Assets, fair value	$ 136,221	$ 327,273
Losses of assets fair value, measured on non-recurring basis	51,392	53,969
Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	25,139	68,276
Losses of assets fair value, measured on non-recurring basis	19,947	20,168
Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	111,082	258,997
Losses of assets fair value, measured on non-recurring basis	31,445	33,801
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	136,221	327,273
Significant Unobservable Inputs (Level 3) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	25,139	68,276
Significant Unobservable Inputs (Level 3) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	$ 111,082	$ 258,997